Filed Pursuant to Rule 497(e)
1933 Act File No. 333-205411
1940 Act File No. 811-23063
HORIZON FUNDS
Horizon Active Asset Allocation Fund
Horizon Active Risk Assist® Fund
Horizon Active Income Fund
Horizon Active Dividend Fund
Horizon Defined Risk Fund
Horizon Defensive Multi-Factor Fund
Horizon ESG Defensive Core Fund
(the “Funds”)

Supplement dated December 15, 2020
to the Statutory Prospectus

This supplement makes the following amendment to the Funds’ Statutory Prospectus dated March 31, 2020:

Effective November 27, 2020, the Horizon Multi-Asset Income Fund has liquidated. Accordingly, all references to the Horizon Multi-Asset Income Fund are hereby removed.

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-205411
1940 Act File No. 811-23063
HORIZON FUNDS
Horizon Active Asset Allocation Fund
Horizon Active Risk Assist® Fund
Horizon Active Income Fund
Horizon Active Dividend Fund
Horizon Defined Risk Fund
Horizon Defensive Multi-Factor Fund
Horizon ESG Defensive Core Fund
(the “Funds”)

Supplement dated December 15, 2020
to the Statement of Additional Information

This supplement makes the following amendments to disclosures in the Funds’ SAI dated March 31, 2020:

Effective November 27, 2020, the Horizon Multi-Asset Income Fund has liquidated. Accordingly, all references to the Horizon Multi-Asset Income Fund are hereby removed.

Effective immediately, relevant biographical information in the Trustees and Officers table has been revised to read as follows:

Interested Trustees and Officers

Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Robert J. Cannon** Year of Birth: 1972	Interested Trustee Indefinite Term of Office (since 2015) and President; One Year Term of Office (since 2015)	CEO of Horizon Investments, LLC	7	None

*    The address for each Trustee and officer is 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277.
**    Mr. Cannon is considered an “interested person” of the Trust, as defined in the 1940 Act, because of his current position with the Adviser.

Also effective immediately, relevant biographical information under the heading Information about Each Trustee’s Qualification, Experience, Attributes or Skills is revised as follows:

Robert J. Cannon. As Chief Executive Officer of the Adviser, Mr. Cannon is ultimately responsible for the management of the Funds’ day-to-day operations. The Board believes that Mr. Cannon’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-205411
1940 Act File No. 811-23063
that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Thomas W. Okel. Mr. Okel was most recently the Executive Director of Catawba Lands Conservancy, which is a nonprofit land trust that works with willing landowners to save land in North Carolina's Southern Piedmont to preserve a healthy, natural environment for future generations. He is also a trustee of Babson Capital Global Short Duration High Yield Fund and Barings Funds Trust. Tom previously served as Global Head of Syndicated Capital Markets at Bank of America Merrill Lynch and managed capital markets, sales, trading and research for the United States, Europe, Asia and Latin America.

* * * * *

Please retain this supplement for your reference.